Digital assets	12 Months Ended
Dec. 31, 2025
Alternative Assets [Abstract]
Digital assets	Digital assets
The Group's holdings of digital assets consist of the following:

	2025	2024
Digital assets - Bitcoin	$44,629	$—
The movement in the Group's digital assets holdings during the year ended December 31, 2025 was as follows:

	2025
	Number of Bitcoin	Amount
Balance at January 1	—	$—
Acquisition of digital assets	510.03	54,354
Revaluation adjustments	—	(9,725)
Balance at December 31	510.03	$44,629
Digital assets held are revalued each reporting period based on the fair market value being the trading price of Bitcoin on the reporting date. At December 31, 2025, the market price used for Bitcoin was $88, resulting in total revaluation loss of $9,725.
Digital assets were revalued at fair value using the quoted prices on Coinbase, which the Group used as its principal market for determining fair value during the year ended December 31, 2025. The Group believes the price difference between the principal market and other comparative active exchanges to be immaterial.